Property plant and equipment net	12 Months Ended
Dec. 31, 2023
Property, plant and equipment

Note 8: Property, plant and equipment, net

	December 31,
	2023	2022
	US$’000	US$’000

Office premises*	673	673
Leasehold improvements	67	67
Furniture, fixtures and office equipment	313	311
Motor vehicles	172	173
Testing equipment	32	32
	1,257	1,256

Less: Accumulated depreciation	(1,089)	(1,077)
	168	179
	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000

Depreciation charge	15	33	38

* Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of these consolidated financial statements. The net book value of the property at December 31, 2023 is approximately US$80,000 (2022: US$84,000).

ZHEJIANG TIANLAN
Property, plant and equipment
9.	Property, plant and equipment

		December 31,
		2023	2022
		RMB’000	RMB’000

Building and leasehold improvements		112,792	167,874
Furniture, fixtures and office equipment		4,122	3,795
Motor vehicles		4,478	4,610
Plant and machineries		10,619	10,619

Total		132,011	186,898

Less: Accumulated depreciation and amortization		(68,506)	(82,252)
Accumulated impairment losses		-	(36,241)

Total		(68,506)	(118,493)

Net		63,505	68,405

	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Depreciation charge	5,964	6,580	6,466

At December 31, 2023, the net book value of property, plant and equipment pledged as security for the Company’s bank loans and third party loans amounted to approximately RMB1,026,000 (2022: RMB1,275,000).